Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 1,259,620	$ 2,169,355
Buildings, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	1,176,100	2,076,215
Land use rights, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 83,520	$ 93,140